-------------------------------------------------------------------------------
                                SEMIANNUAL REPORT
-------------------------------------------------------------------------------

[LOGO](R)
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)

-------------------------------------------------------------------------------


                                                                     New England
                                                                   Balanced Fund

                                [Graphic omitted]

----------------
June 30, 1997
----------------

-------------------------------------------------------------------------------
                           NEW ENGLAND BALANCED FUND
-------------------------------------------------------------------------------

                                                                     August 1997
-------------------------------------------------------------------------------

DEAR NEW ENGLAND FUNDS SHAREHOLDER,

[Photo of Henry L.P. Schmelzer]

Spurred by bright economic prospects, the broader U.S. stock market continued its record run during the first half of the year, experiencing only short-lived setbacks along the way. These fresh gains come on top of significant increases in 1995 and 1996, leaving many investors wary of what might come next. Bond markets, meanwhile, contended with some volatility in interest rates, but have been relatively stable this year.

Building a portfolio for variable markets
Investors should not abandon well-conceived financial programs for fear of a down market. Whether today's market levels are excessive -- only hindsight will tell. So you should remain patient and realistic, alert to the possibility of periodic market declines. Consultation with your financial representative should be a regular part of your planning. Your representative can help you take prudent steps to adjust your portfolio, whatever the next trend may bring.

Strategic initiatives deliver shareholder benefits
Four years ago New England Funds embarked on a new strategic direction. Expressed in our corporate slogan Where The Best Minds Meet(R), this new thrust has meant improved performance for many of our funds, award-winning service and a host of behind-the-scenes enhancements designed to help our shareholders and their financial representatives.

Our sights, like yours, are focused on the long term. At the same time, we work to enhance service every day. We also keep a disciplined eye on the performance that each fund manager achieves. Through these persistent efforts we're convinced we'll merit your continued commitment and loyalty. Thank you for your confidence in New England Funds.

Sincerely,

/S/Henry L.P. Schmelzer
   Henry L.P. Schmelzer, President

-------------------------------------------------------------------------------
                            NEW ENGLAND BALANCED FUND
-------------------------------------------------------------------------------

                                      AWARD-WINNING SERVICE -- TWO YEARS RUNNING
-------------------------------------------------------------------------------

---------------------    For two years running we're proud to announce that
        [Logo]           DALBAR, an independent evaluator of mutual fund
        QUALITY          service, has awarded New England Funds its Quality
    TESTED SERVICE       Tested Service Seal for "providing the highest
         1996            tier of service excellence in the mutual fund
---------------------    industry." New England Funds is one of just three
        DALBAR           mutual fund companies to earn this distinction in
HONORS COMMITMENT TO:    each of the last two years -- another reason why
      INVESTORS          we are becoming known as the mutual fund company
---------------------    Where The Best Minds Meet.


                                        INVESTMENT RESULTS THROUGH JUNE 30, 1997
-------------------------------------------------------------------------------

Putting Performance in Perspective

The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

                  See next page [symbol - hand pointing right]

-------------------------------------------------------------------------------
                            NEW ENGLAND BALANCED FUND
-------------------------------------------------------------------------------

[A chart in the form of a line graph appears here illustrating the growth of a $10,000 investment in New England Balanced Fund Class A Shares since 6/30/87, compared to the S&P 500 and a blend of the S&P 500 and Lehman Intermediate Government/Corporate Indices. The data points to this chart are as follows:]

-------------------------------------------------------------------------------
                     A $10,000 INVESTMENT IN CLASS A SHARES
-------------------------------------------------------------------------------

               COMPARED TO STANDARD & POOR'S 500 INDEX(R)(4) AND
                        A BLEND OF STANDARD & POOR'S 500
          AND LEHMAN INTERMEDIATE GOVERNMENT/CORPORATE BOND INDICES(5)
                             JUNE 1987 -- JUNE 1997

             NET ASSET      WITH MAXIMUM                    S&P/LEHMAN INTERM.
              VALUE(1)     SALES CHARGE(2)    S&P 500(4)      GOV'T/CORP.(5)
             --------      --------------     ---------     ------------------
6/30/87       $10,000         $ 9,425          $10,000          $10,000
   6/88       $ 9,408         $ 8,867          $ 9,310          $ 9,823
   6/89       $10,401         $ 9,803          $11,220          $11,485
   6/90       $10,397         $ 9,799          $13,061          $13,024
   6/91       $10,982         $10,350          $14,026          $14,129
   6/92       $12,688         $11,959          $15,915          $16,017
   6/93       $14,698         $13,853          $18,076          $18,017
   6/94       $15,234         $14,359          $18,396          $18,207
   6/95       $17,861         $16,834          $23,178          $21,944
   6/96       $20,227         $19,064          $29,188          $26,027
   6/97       $24,876         $23,445          $39,295          $32,544

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B, Class C and Class Y share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

-------------------------------------------------------------------------------
                            NEW ENGLAND BALANCED FUND
-------------------------------------------------------------------------------

                                    AVERAGE ANNUAL TOTAL RETURNS* AS OF 6/30/97
-------------------------------------------------------------------------------

 CLASS A (Inception 11/27/68)     YTD       1 YEAR       5 YEARS      10 YEARS
 Net Asset Value(1)              9.42%       22.98%       14.41%       9.54%
 With Max. Sales Charge(2)       3.13        15.93        13.06        8.89
 S&P/Lehman Intermediate
   G/C Blend(5)                 14.37        25.04        15.10       12.35
 Lipper Balanced Average(6)     10.21        19.41        12.94       11.03

-------------------------------------------------------------------------------
                                                                      SINCE
 CLASS B (Inception 9/13/93)      YTD       1 YEAR       3 YEARS    INCEPTION
 Net Asset Value(1)              9.04%       22.12%       16.89%      12.90%
 With CDSC(3)                    4.04        17.12        16.15       12.33
 S&P/Lehman Intermediate
   G/C Blend(5)                 14.37        25.04        21.34       15.98
 Lipper Balanced Average(6)     10.21        19.41        17.14       12.50

-------------------------------------------------------------------------------
 CLASS C (Inception 12/30/94)     YTD       1 YEAR    SINCE INCEPTION
 Net Asset Value(1)              8.99%       22.01%       20.25%
 S&P/Lehman Intermediate
   G/C Blend(5)                 14.37        25.04        24.72
 Lipper Balanced Average(6)     10.21        19.41        19.91

-------------------------------------------------------------------------------
                                                                      SINCE
 CLASS Y (Inception 3/8/94)       YTD       1 YEAR       3 YEARS    INCEPTION
 Net Asset Value(1)              9.73%       23.59%       18.32%      15.02%
 S&P/Lehman Intermediate
   G/C Blend(5)                 14.37        25.04        21.34       18.24
 Lipper Balanced Average(6)     10.21        19.41        17.14       15.26

-------------------------------------------------------------------------------

*These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost. The Fund was changed from an equity income fund to a balanced fund on March 1, 1990. Results for periods prior to that date reflect former investment policies and are not necessarily representative of results that would have been achieved had the Fund's current investment policies then been in effect.

 NOTES TO CHARTS

(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.

(2) With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 5.75% at the time of purchase of Class A shares.

(3) With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 5% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero six years after the purchase of shares.

(4) Standard & Poor's Composite Index of 500 Stocks(R) (S&P 500) is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

(5) Represented by a 65% weighting in the S&P 500 and a 35% weighting in the Lehman Intermediate Government/Corporate Bond Index. Indices are rebalanced to 65%/35% at the end of each year. Lehman Intermediate Government/Corporate Bond Index is an unmanaged index of investment grade bonds, issued by the U.S. government and U.S. corporations, having maturities between one and ten years. The indices' performance have not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

(6) Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

-------------------------------------------------------------------------------
                            NEW ENGLAND BALANCED FUND
-------------------------------------------------------------------------------
                                QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGERS
-------------------------------------------------------------------------------

[Photo of Carol McMurtrie, Tricia Mills, Meri Anne Beck, Loomis, Sayles & Co.,
 L.P.]

Q. How did New England Balanced Fund perform in the first half of 1997?

For the six-month period ending June 30, 1997, your Fund generated a total return of 9.42% (Class A shares at net asset value).

We're pleased to announce that Lipper ranked your Fund's Class A shares in the top 16% (#48 out of 303) of its balanced funds peer group for the one-year period ended June 30, 1997. Longer term, your Fund ranked #17 out of 87 for five years and 36 out of 39 for 10 years.

Q. What factors influenced your management of the portfolio's equity portion?


An overweighting in strong financial stocks, such as NationsBank (up 32% through 6/30/97), contributed to Fund performance. Several other companies, including Philips NV, Everest Reinsurance, EI duPont and Federal Express, also enjoyed returns of 30% or more.

However, developments in specific holdings such as York International, Green Tree Financial and United Meridian, combined to offset the gains contributed by those high-return stocks. In the case of York International, a commercial air conditioner and heating manufacturer and servicer, earnings were impacted by weaker than anticipated business conditions in Europe and by unexpectedly cool weather in the northeastern United States. Investors' intolerance of these temporary difficulties caused the stock price to decline during this period, but we believe the investment case for this stock is still strong.

In general, stock price movements did not reflect fundamental company developments so much as the improvement in the overall financial outlook: stronger than expected economic growth with stable inflation and stable interest rates. Also impacting price movements were liquidity demands, particularly from large index funds, which favor larger cap stocks.

We continued to focus on stock selection, adding such companies as Warnaco, a clothing manufacturer, Dayton Hudson, a department store/discount store retailer and two new issues in the technology sector -- Symantec, a software company and 3Com, a data networking company. What all these companies have in common are good to excellent growth prospects selling at a substantial price/earnings discount to the market.

Q. And on the fixed-income side of the Fund's portfolio?

Corporate bond spreads (the difference between the yields on corporate bonds and comparable maturity treasury bonds) widened in the first quarter after the Federal Reserve Board raised interest rates in March. We added investments in brokerage-related companies like Smith Barney Holdings, and positive credit trends led us to new purchases in Archer Daniels Midland and Northwest Airlines.

In the second quarter, as improving credit outlooks spurred opportunities for price appreciation in a number of issues, we bought Sears Roebuck acceptance notes, Norfolk Southern Corporation bonds, Loewen Group and Sprint Spectrum senior notes. We sold Federated Department Stores after spreads narrowed, and we continue to avoid the utility sector as heavy merger and acquisition activity has increased event risk (the risk associated with a major transaction or similar event) in that area.

From a credit quality viewpoint we increased our holdings in BBB- and BB- rated bonds that outperformed higher-rated corporate bonds. The overall credit quality of the Fund's fixed-income holdings, however, remains very high at AA.*

*Quality ratings provided by Standard & Poor's Corporation.

Q. What is your outlook for the rest of the year?

While inflation remains well behaved and we expect growth to remain slow and steady, the Federal Reserve may raise interest rates later this year to keep inflationary pressures at bay. In this environment we expect higher short-term rates and stable to slightly higher long-term rates. Economic activity should continue to slow, while the stock market volatility of the past few months could continue through the rest of the year.

Issue selection will remain key to performance going forward. We'll continue to keep our focus away from the larger growth stocks and on low price-to-earnings, mid-capitalization companies, as is consistent with the Fund's value investment strategy. On the fixed-income side, we plan to retain our corporate bond emphasis and may add well-structured mortgage-backed securities as well.

-------------------------------------------------------------------------------
IMPORTANT NOTE: Effective in August 1997, your Fund's equity management team consists of Carol C. McMurtrie, Tricia H. Mills and Roderic Dillon. The fixed-income team includes Meri Anne Beck, John Hyll and Barr Segal.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                           NEW ENGLAND BALANCED FUND
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                   YOUR FUND'S ASSET DIVERSIFICATION 6/30/97*
-------------------------------------------------------------------------------
            STOCKS           BONDS          CASH AND CASH EQUIVALENTS
             66.8%           31.9%                   1.3%

-------------------------------------------------------------------------------
                  YOUR FUND'S FIVE LARGEST INDUSTRIES 6/30/97*
-------------------------------------------------------------------------------
                                                 PERCENTAGE OF
      INDUSTRY                                    NET ASSETS
   -----------------------------------------------------------
   1. Banks                                          6.9%
   -----------------------------------------------------------
   2. Health Care-Services                           6.1%
   -----------------------------------------------------------
   3. Insurance                                      5.8%
   -----------------------------------------------------------
   4. Telecommunication                              5.1%
   -----------------------------------------------------------
   5. Chemicals                                      5.0%
   -----------------------------------------------------------

*Portfolio holdings and asset allocations will vary.

-------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------
Investments as of June 30, 1997
(unaudited)

COMMON STOCKS--66.8% OF TOTAL NET ASSETS

  SHARES    DESCRIPTION                                               VALUE (a)
-------------------------------------------------------------------------------
            AEROSPACE--3.3%
    30,100  Lockheed Martin Corp. ...........................      $  3,117,231
    57,400  Northrop Grumman Corp. ..........................         5,040,438
    91,800  Raytheon Co. ....................................         4,681,800
                                                                   ------------
                                                                     12,839,469
                                                                   ------------
            APPAREL & TEXTILES--2.6%
   113,600  Reebok International, Ltd. ......................         5,310,800
   154,100  Warnaco Group ...................................         4,911,938
                                                                   ------------
                                                                     10,222,738
                                                                   ------------
            BANKS--5.6%
    91,800  BankAmerica Corp. ...............................         5,926,837
    50,000  Chase Manhattan Corp. ...........................         4,853,125
    90,500  NationsBank Corp. ...............................         5,837,250
    94,800  Norwest Corp. ...................................         5,332,500
                                                                   ------------
                                                                     21,949,712
                                                                   ------------
            BEVERAGES--1.2%
   181,700  Whitman Corp. ...................................         4,599,281
                                                                   ------------
            CHEMICALS--5.0%
   234,400  Crompton & Knowles Corp. ........................         5,215,400
   103,800  EI duPont de Nemours & Co. ......................         6,526,425
    44,400  PPG Industries, Inc. ............................         2,580,750
    94,600  W. R. Grace & Co. ...............................         5,214,825
                                                                   ------------
                                                                     19,537,400
                                                                   ------------
            COMPUTERS & BUSINESS EQUIPMENT--2.2%
    95,200  3Com Corp. (c) ..................................         4,284,000
   105,400  EMC Corp. (c) ...................................         4,110,600
                                                                   ------------
                                                                      8,394,600
                                                                   ------------
            CONGLOMERATES--4.4%
    64,600  Allied Signal, Inc. .............................         5,426,400
    91,200  Dover Corp. .....................................         5,608,800
    86,400  Philips Electronics NV (ADR) (d) ................         6,210,000
                                                                   ------------
                                                                     17,245,200
                                                                   ------------
            ELECTRICAL EQUIPMENT--1.3%
   112,100  York International Corp. ........................         5,156,600
                                                                   ------------
            ELECTRONIC COMPONENTS--0.6%
    16,300  Intel Corp. .....................................         2,311,544
                                                                   ------------

            FINANCIAL SERVICES--3.3%
   161,500  Federal Home Loan Mortgage Corp. ................         5,551,562
   110,900  Federal National Mortgage Association ...........         4,838,013
    64,000  Green Tree Financial Corp. ......................         2,280,000
                                                                   ------------
                                                                     12,669,575
                                                                   ------------
            FREIGHT TRANSPORTATION--4.0%
    58,400  Burlington Northern Santa Fe ....................         5,248,700
   178,600  Canadian Pacific, Ltd. ..........................         5,078,938
    89,400  Federal Express Corp. (c) .......................         5,162,850
                                                                   ------------
                                                                     15,490,488
                                                                   ------------
            HEALTH CARE--SERVICES--5.2%
    60,400  Aetna, Inc. .....................................         6,183,450
   222,500  Beverly Enterprises, Inc. (c) ...................         3,615,625
   136,400  Columbia/HCA Healthcare Corp. (c) ...............         5,362,225
   164,330  Foundation Health Systems, Inc. (c) .............         4,981,253
                                                                   ------------
                                                                     20,142,553
                                                                   ------------
            HOUSEHOLD PRODUCTS--1.3%
   100,500  Kimberly-Clark Corp. ............................         4,999,875
                                                                   ------------
            HOUSING & BUILDING MATERIALS--4.3%
    69,600  Armstrong World Industries, Inc. ................         5,106,900
   148,400  Leggett & Platt, Inc. ...........................         6,381,200
   126,500  Masco Corp. .....................................         5,281,375
                                                                   ------------
                                                                     16,769,475
                                                                   ------------
            INSURANCE--5.2%
    78,400  ACE, Ltd. .......................................         5,791,800
    53,700  Allstate Corp. ..................................         3,920,100
   152,700  Everest Reinsurance Holdings, Inc. (c) ..........         6,050,737
   142,800  TIG Holdings, Inc. ..............................         4,462,500
                                                                   ------------
                                                                     20,225,137
                                                                   ------------
            LEISURE TIME--2.9%
   146,500  American Greetings Corp. ........................         5,438,813
   143,000  Carnival Corp. ..................................         5,898,750
                                                                   ------------
                                                                     11,337,563
                                                                   ------------
            OIL & GAS--1.8%
   164,000  Tosco Corp. .....................................         4,909,750
    72,800  United Meridian Corp.(c) ........................         2,184,000
                                                                   ------------
                                                                      7,093,750
                                                                   ------------
            PACKAGING--1.3%
    96,700  Crown Cork & Seal Company, Inc. .................         5,167,406
                                                                   ------------

            RETAIL--2.2%
   105,200  Dayton Hudson Corp. .............................         5,595,325
   146,000  Office Depot, Inc. ..............................         2,837,875
                                                                   ------------
                                                                      8,433,200
                                                                   ------------
            RETAIL--FOOD & DRUG--1.0%
   130,900  The Kroger Co. (c) ..............................         3,796,100
                                                                   ------------
            SOFTWARE--0.4%
    77,100  Symantec Corp. ..................................         1,503,450
                                                                   ------------
            TELECOMMUNICATION--3.9%
    76,600  Ameritech Corp. .................................         5,204,013
   103,800  GTE Corp. .......................................         4,554,225
    87,700  SBC Communications, Inc. ........................         5,426,437
                                                                   ------------
                                                                     15,184,675
                                                                   ------------
            TOBACCO--2.5%
    50,800  Loews Corp. .....................................         5,086,350
   163,900  UST, Inc. .......................................         4,548,225
                                                                   ------------
                                                                      9,634,575
                                                                   ------------
            TRUCKING & FREIGHT FORWARDING--1.3%
   159,600  Ryder Systems, Inc. ..............................        5,266,800
                                                                   ------------
            Total Common Stocks
              (Identified Cost $188,831,719) .................      259,971,166
                                                                   ------------

BONDS AND NOTES--31.9%
   FACE
  AMOUNT
-------------------------------------------------------------------------------
            AIRLINES--0.8%
$3,000,000  Northwest Airlines Corp., 8.375%, 3/15/04 .......         3,025,800
                                                                   ------------
            BANKS--1.3%
 1,140,000  Chase Manhattan Corp., 10.000%, 6/15/99 .........         1,214,203
   600,000  First National Tennessee Corp., 10.375%, 6/01/99            641,724
 3,430,000  Mellon Bank, 7.000%, 3/15/06 ....................         3,395,185
                                                                   ------------
                                                                      5,251,112
                                                                   ------------
            CABLE & MEDIA--0.8%
 3,270,000  TCI Communications, Inc., 7.250%, 6/15/99 .......         3,294,983
                                                                   ------------
            FINANCE--3.8%
 2,000,000  American General Corp., 9.625%, 7/15/00 .........         2,158,600
 1,000,000  Avalon Properties, Inc., 7.375%, 9/15/02 ........         1,015,520
 1,790,000  Dean Witter Discover & Co., 6.750%, 1/01/16 .....         1,648,465
 1,000,000  General Motors Acceptance Corp., 5.500%, 12/15/01           947,660
 1,700,000  Household International, 5.250%, 10/15/98 .......         1,679,158
   940,000  International Lease Finance Corp.,
              6.350%, 11/07/01 ..............................           924,217
 1,700,000  Sears, Roebuck Acceptance Corp.,
              6.950%, 5/15/02 ...............................         1,708,823
 2,425,000  Secured Finance, 9.050%, 12/15/04 ...............         2,693,181
 2,098,464  World Omni Automobile Lease Finance Corp.,
              6.550%, 6/25/02 ...............................         2,113,405
                                                                   ------------
                                                                     14,889,029
                                                                   ------------
            FOOD & BEVERAGES--1.0%
 3,700,000  Archer Daniels Midland Co., 7.500%, 3/15/27 .....         3,748,618
                                                                   ------------
            GOVERNMENT AGENCIES--0.6%
 2,575,000  Federal Home Loan Bank, 4.188%, 11/23/98 (e) ....         2,473,622
                                                                   ------------
            HEALTH CARE--SERVICES--0.9%
 1,775,000  Columbia/HCA Healthcare Co., 8.020%, 8/05/02 ....         1,866,146
 1,775,000  National Health Investors, Inc., 7.300%, 7/16/07          1,766,125
                                                                   ------------
                                                                      3,632,271
                                                                   ------------
            INDUSTRIALS--2.6%
 3,390,000  Loewen Group International, Inc.,
              7.750%, 10/15/01 ..............................         3,440,850
 1,790,000  Philips Electronics NV, 7.250%, 8/15/13 .........         1,727,278
 1,700,000  SKF, 7.125%, 7/01/07 ............................         1,688,627
 2,000,000  Tektronix, Inc., 7.625%, 8/15/02 ................         2,033,040
 1,200,000  Williams Holdings Co., 6.250%, 2/01/06 ..........         1,130,340
                                                                   ------------
                                                                     10,020,135
                                                                   ------------
            INSURANCE--0.6%
 1,095,000  Progressive Corp., 10.000%, 12/15/00 ............         1,202,660
 1,000,000  USF&G Corp., 8.375%, 6/15/01 ....................         1,049,130
                                                                   ------------
                                                                      2,251,790
                                                                   ------------
            LEISURE & LODGING--1.7%
 1,750,000  Carnival Corp., 7.050%, 5/15/05 .................         1,749,370
 3,000,000  La Quinta Inns, Inc., 7.400%, 9/15/05 ...........         2,895,000
 2,000,000  Royal Caribbean Cruises Line, 8.125%, 7/28/04 ...         2,079,800
                                                                   ------------
                                                                      6,724,170
                                                                   ------------
            MEDIA & ENTERTAINMENT--0.5%
 1,710,000  Time Warner Entertainment Co., 8.875%, 10/01/12 .         1,886,711
                                                                   ------------
            MORTGAGE--3.0%
 2,269,097  Federal National Mortgage Association,
              7.000%, 12/01/11 ..............................         2,264,127
 1,716,630  Federal National Mortgage Association,
              7.000%, 12/01/11 ..............................         1,712,871
   263,900  Federal National Mortgage Association,
              7.500%, 6/01/15 ...............................           266,774
 3,000,000  Federal National Mortgage Association,
              6.000%, 2/25/24 ...............................         2,636,790
 4,912,933  Federal National Mortgage Association,
              7.500%, 2/01/27 ...............................         4,913,915
                                                                   ------------
                                                                     11,794,477
                                                                   ------------
            MORTGAGE BACKED--3.1%
 3,868,058  Federal Home Loan Mortgage Association,
              6.000%, 8/15/22 ...............................         3,371,244
 1,000,000  Federal Home Loan Mortgage Association,
              6.500%, 3/15/23 ...............................           955,620
   357,137  Federal Home Loan Mortgage Corp.,
              7.750%, 10/15/98 ..............................           359,144
   500,000  Federal Home Loan Mortgage Corp.,
              8.000%, 7/15/21 ...............................           511,090
            General Electric Capital Mortgage Services, Inc.,
              10.000%, 2,065,000  3/25/24 (e) ...............         2,113,383
   575,000  Westam Mortgage Financial Corp.,
              8.950%, 8/01/18 ...............................           602,129
 4,000,000  Westam Mortgage Financial Corp.,
              9.400%, 12/01/18 ..............................         4,161,240
                                                                   ------------
                                                                     12,073,850
                                                                   ------------
            PAPER--0.3%
   500,000  Westvaco Corp., 9.650%, 3/01/02 .................           555,940
   500,000  Westvaco Corp., 10.300%, 1/15/19 ................           531,540
                                                                   ------------
                                                                      1,087,480
                                                                   ------------
            RAILROADS & EQUIPMENT--0.9%
 1,000,000  CSX, Inc., 6.800%, 6/01/09 ......................           979,310
 2,350,000  Norfolk Southern Corp., 7.050%, 5/01/37 .........         2,383,911
                                                                   ------------
                                                                      3,363,221
                                                                   ------------
            RETAIL--0.1%
   500,000  Sears, Roebuck & Co., 9.300%, 4/15/98 ...........           512,000
                                                                   ------------
            SECURITIES--1.8%
 1,500,000  Donaldson Lufkin & Jenrette, Inc.,
              6.875%, 11/01/05 ..............................         1,468,155
 1,500,000  Lehman Brothers Holdings, Inc.,
              8.875%, 11/01/98 ..............................         1,547,685
 4,025,000  Smith Barney Holdings, Inc., 7.000%, 3/15/04 ....         4,028,301
                                                                   ------------
                                                                      7,044,141
                                                                   ------------
            TECHNOLOGY--0.9%
 3,410,000  Digital Equipment Corp., 8.625%, 11/01/12 .......         3,466,367
                                                                   ------------
            TELECOMMUNICATION--1.2%
 1,300,000  Southern Bell Telephone & Telegraph Co.,
              7.625%, 3/15/13 ...............................         1,291,979
 4,600,000  Sprint Spectrum L.P., Zero Coupon, 8/15/06 ......         3,358,000
                                                                   ------------
                                                                      4,649,979
                                                                   ------------
            TRANSPORTATION--1.3%
 2,000,000  American Airlines, 10.180%, 1/02/13 .............         2,396,080
 1,000,000  Delta Air Lines, Inc., 7.790%, 12/01/98 .........         1,019,570
   500,000  Delta Air Lines, Inc., 9.530%, 11/17/99 .........           526,735
   600,000  Delta Air Lines, Inc., 9.200%, 9/23/14 ..........           678,000
   350,000  U.S. Air, Inc., 10.700%, 1/15/07 ................           373,478
                                                                   ------------
                                                                      4,993,863
                                                                   ------------
            U.S. GOVERNMENT--4.6%
 3,400,000  United States Treasury Bonds, 6.500%, 11/15/26 ..         3,260,804
 7,220,000  United States Treasury Bonds, 6.625%, 2/15/27 ...         7,064,337
 2,000,000  United States Treasury Notes, 6.750%, 6/30/99 ...         2,024,380
 1,730,000  United States Treasury Notes, 6.500%, 8/15/05 ...         1,725,139
                                                                   ------------
                                                                     14,074,660
                                                                   ------------
            UTILITIES--0.6%
 2,160,000  Entergy Louisiana, Inc., 8.090%, 1/02/17 ........         2,166,264
                                                                   ------------
            YANKEE/SUPRANATIONAL--0.5%
 1,100,000  Export-Import Bank, Japan, 9.500%, 6/29/00 ......         1,189,375
   600,000  Hydro Quebec, 6.520%, 2/23/06 ...................           576,654
                                                                   ------------
                                                                      1,766,029
                                                                   ------------
            Total Bonds and Notes
              (Identified Cost $123,896,810) ................       124,190,572
                                                                   ------------

SHORT TERM INVESTMENTS--1.1%
-------------------------------------------------------------------------------
 4,461,000  Associates Corp. North America, 6.080%, 7/01/97 .         4,461,000
                                                                   ------------
            Total Short Term Investments
              (Identified Cost $4,461,000) ..................         4,461,000
                                                                   ------------
            Total Investments--99.8%
              (Identified Cost $317,189,529) (b) ............       388,622,738
            Other assets less liabilities ...................           593,937
                                                                   ------------
            Total Net Assets--100% ..........................      $389,216,675
                                                                   ============

(a) See Note 1a.
(b) Federal Tax Information:
       At June 30, 1997 the net unrealized appreciation on
         investments based on cost of $317,189,529 for
         federal income tax purposes was as follows:
         Aggregate gross unrealized appreciation for all
           investments in which there is an excess of value
           over tax cost ....................................      $ 75,616,327
         Aggregate gross unrealized depreciation for all
           investments in which there is an excess of tax
           cost over value ..................................        (4,183,118)
                                                                   ------------
         Net unrealized appreciation ........................      $ 71,433,209
                                                                   ============
(c) Non-income producing security.
(d) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.
(e) Floating rate notes are instruments whose interest rates vary with changes in a designated base rate on a specific date. These notes reset quarterly based upon a specific index.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                      STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------
June 30, 1997
(unaudited)

ASSETS
  Investments at value .....................................                           $388,622,738
  Cash .....................................................                                104,641
  Receivable for:
    Fund shares sold .......................................                                807,538
    Securities sold ........................................                              5,141,883
    Dividends and interest .................................                              1,946,095
  Prepaid registration expense .............................                                  9,000
                                                                                       ------------
                                                                                        396,631,895
LIABILITIES
  Payable for:
    Securities purchased ...................................      $6,624,056
    Fund shares redeemed ...................................         370,592
    Withholding taxes ......................................           2,305
    Dividends declared .....................................          35,275
  Accrued expenses:
    Management fees ........................................         230,419
    Deferred trustees' fees ................................          68,485
    Accounting and administrative ..........................           5,719
    Other expenses .........................................          78,369
                                                                  ----------
                                                                                          7,415,220
                                                                                       ------------
NET ASSETS .................................................                           $389,216,675
                                                                                       ============
  Net Assets consist of:
    Capital paid in ........................................                           $298,264,994
    Undistributed net investment income ....................                                 23,925
    Accumulated net realized gains .........................                             19,494,416
    Unrealized appreciation on investments and foreign
      currency transactions ................................                             71,433,340
                                                                                       ------------
NET ASSETS .................................................                           $389,216,675
                                                                                       ============
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
  ($226,883,551 divided by 15,031,077 shares of beneficial
    interest) ..............................................                                 $15.09
                                                                                             ======
Offering price per share (100/94.25 of $15.09) .............                                 $16.01*
                                                                                             ======
Net asset value and offering price of Class B shares
  ($69,133,485 divided by 4,609,157 shares of beneficial
    interest) ..............................................                                 $15.00**
                                                                                             ======
Net asset value and offering price of Class C shares
  ($3,648,209 divided by 243,957 shares of beneficial
    interest) ..............................................                                 $14.95
                                                                                             ======
Net asset value and offering price of Class Y shares
  ($89,551,430 divided by 5,927,744 shares of beneficial
    interest) ..............................................                                 $15.11
                                                                                             ======
Identified cost of investments .............................                           $317,189,529
                                                                                       ============
 *Based upon single purchases of less than $50,000.
  Reduced sales charges apply for purchases in excess of this amount.
**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                 See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
Six Months Ended June 30, 1997
(unaudited)

INVESTMENT INCOME
  Dividends ...............................................                          $  1,804,758(a)
  Interest ................................................                             4,666,203
                                                                                     ------------
                                                                                        6,470,961
  Expenses
    Management fees .......................................      $1,327,542
    Service fees - Class A ................................         272,728
    Service and distribution fees - Class B ...............         309,252
    Service and distribution fees - Class C ...............          15,047
    Trustees' fees and expenses ...........................          10,809
    Accounting and administrative .........................          34,015
    Custodian .............................................          57,493
    Transfer agent ........................................         359,177
    Audit and tax services ................................          18,000
    Legal .................................................           9,956
    Printing ..............................................          30,575
    Registration ..........................................          34,668
    Miscellaneous .........................................          10,152
                                                                 ----------
  Total expenses ..........................................                             2,489,414
                                                                                     ------------
  Net investment income ...................................                             3,981,547
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Realized gain on Investments - net ......................                            13,008,967
  Unrealized appreciation on Investments - net ............                            16,772,324
                                                                                     ------------
  Net gain on investment transactions .....................                            29,781,291
                                                                                     ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ................                          $ 33,762,838
                                                                                     ============
(a) Net of foreign taxes of: $17,234.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
(unaudited)

                                                                                       SIX MONTHS
                                                                YEAR ENDED               ENDED
                                                               DECEMBER 31,             JUNE 30,
                                                                   1996                   1997
                                                             ----------------       ----------------
FROM OPERATIONS
  Net investment income ...................................      $  8,916,803           $  3,981,547
  Net realized gain on investments ........................        23,718,238             13,008,967
  Unrealized appreciation on investments ..................        19,414,861             16,772,324
                                                                 ------------           ------------
  Increase in net assets from operations ..................        52,049,902             33,762,838
                                                                 ------------           ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A ...............................................        (5,852,505)            (2,381,256)
    Class B ...............................................        (1,086,841)              (487,246)
    Class C ...............................................           (35,007)               (24,763)
    Class Y ...............................................        (2,273,570)            (1,132,260)
  In excess of net investment income
    Class A ...............................................           (86,451)                     0
    Class B ...............................................           (16,054)                     0
    Class C ...............................................              (518)                     0
    Class Y ...............................................           (33,584)                     0
  Net realized gain on investments
    Class A ...............................................       (14,194,062)                     0
    Class B ...............................................        (3,640,173)                     0
    Class C ...............................................          (144,376)                     0
    Class Y ...............................................        (4,878,053)                     0
                                                                 ------------           ------------
                                                                  (32,241,194)            (4,025,525)
                                                                 ------------           ------------
  Increase in net assets derived from capital share
    transactions ..........................................        41,383,400              1,283,504
                                                                 ------------           ------------
  Total increase in net assets ............................        61,192,108             31,020,817
NET ASSETS
  Beginning of the period .................................       297,003,750            358,195,858
                                                                 ------------           ------------
  End of the period .......................................      $358,195,858           $389,216,675
                                                                 ============           ============

UNDISTRIBUTED NET INVESTMENT INCOME
  Beginning of the period .................................      $    297,609           $     67,903
                                                                 ============           ============
  End of the period .......................................      $     67,903           $     23,925
                                                                 ============           ============

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(unaudited)

                                                                           CLASS A
                                  -------------------------------------------------------------------------------------------
                                                                                                                  SIX MONTHS
                                                              YEAR ENDED DECEMBER 31,                                ENDED
                                  -----------------------------------------------------------------------          JUNE 30,
                                        1992           1993           1994           1995           1996             1997
                                       -----          -----          -----          -----          -----          ----------
Net Asset Value, Beginning of
  Period .....................         $10.15         $11.16         $12.13         $11.27         $13.14           $13.94
                                       ------         ------         ------         ------         ------           ------
Income From Investment
  Operations
Net Investment Income ........           0.30           0.31           0.33           0.42           0.38             0.16
Net Realized and  Unrealized
  Gain (Loss) on Investments             1.10           1.26          (0.65)          2.49           1.76             1.15
                                       ------         ------         ------         ------         ------           ------
Total From Investment
  Operations .................           1.40           1.57          (0.32)          2.91           2.14             1.31
                                       ------         ------         ------         ------         ------           ------
Less Distributions Dividends
  From Net Investment Income .          (0.30)         (0.31)         (0.33)         (0.40)         (0.39)           (0.16)
Distributions From Net
  Realized Capital Gains .....          (0.09)         (0.29)         (0.21)         (0.64)         (0.95)            0.00
                                       ------         ------         ------         ------         ------           ------
Total Distributions ..........          (0.39)         (0.60)         (0.54)         (1.04)         (1.34)           (0.16)
                                       ------         ------         ------         ------         ------           ------
Net Asset Value, End of
  Period .....................         $11.16         $12.13         $11.27         $13.14         $13.94           $15.09
                                       ======         ======         ======         ======         ======           ======
Total Return (%) (a) .........           13.9           14.2           (2.7)          26.3           17.1              9.4
Ratio of Operating Expenses
  to Average Net Assets (%) ..           1.48           1.40           1.40           1.36           1.33             1.33(c)
Ratio of Net Investment
  Income to Average Net
  Assets (%) .................           2.84           2.66           2.91           3.37           2.79             2.21(c)
Portfolio Turnover Rate (%) ..             38             50             36             54             70               56(c)
Average Commission rate (b) ..             --             --             --             --        $0.0577          $0.0592
Net Assets, End of
  Period (000) ...............        $90,527       $158,308       $158,332       $196,514       $219,626         $226,884

(a) A sales charge is not reflected in total return calculations. Periods less than one year are not annualized.
(b) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades upon which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.
(c) Computed on an annualized basis.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                       FINANCIAL HIGHLIGHTS -- continued
-------------------------------------------------------------------------------
(unaudited)

                                                                CLASS B
                               --------------------------------------------------------------------------------
                                    SEPTEMBER 13(a)                                                 SIX MONTHS
                                       THROUGH                 YEAR ENDED DECEMBER 31,                 ENDED
                                     DECEMBER 31,         ---------------------------------           JUNE 30,
                                        1993              1994          1995          1996             1997
                                    --------------        ----          ----          ----          ----------
Net Asset Value, Beginning of
  Period .........................      $12.16           $12.11        $11.24        $13.08           $13.86
                                        ------           ------        ------        ------           ------
Income From Investment Operations
Net Investment Income ............        0.16             0.26          0.34          0.29             0.10
Net Realized and Unrealized
  Gain (Loss) on Investments .....        0.24            (0.66)         2.46          1.74             1.15
                                        ------           ------        ------        ------           ------
Total From Investment Operations .        0.40            (0.40)         2.80          2.03             1.25
                                        ------           ------        ------        ------           ------
Less Distributions Dividends From
  Net Investment Income ..........       (0.16)           (0.26)        (0.32)        (0.30)           (0.11)
Distributions From Net Realized
  Capital Gains ..................       (0.29)           (0.21)        (0.64)        (0.95)            0.00
                                        ------           ------        ------        ------           ------
Total Distributions ..............       (0.45)           (0.47)        (0.96)        (1.25)           (0.11)
                                        ------           ------        ------        ------           ------
Net Asset Value, End of Period          $12.11           $11.24        $13.08        $13.86           $15.00
                                        ======           ======        ======        ======           ======
Total Return (%) (c) .............         3.3             (3.4)         25.3          16.3              9.0
Ratio of Operating Expenses to
  Average Net Assets (%) .........        2.36 (b)         2.15          2.11          2.08             2.08(b)
Ratio of Net Investment Income
  to Average Net Assets (%) ......        1.92 (b)         2.16          2.62          2.04             1.46(b)
Portfolio Turnover Rate (%) ......          50               36            54            70               56(b)
Average Commission Rate (d) ......          --               --            --       $0.0577          $0.0592
Net Assets, End of Period (000) ..      $4,691          $21,607       $40,361       $58,367          $69,133

(a) Commencement of Operations.
(b) Computed on an annualized basis.
(c) A contingent deferred sales charge in the case of Class B shares is not reflected in total return calculations. Periods less than one year are not annualized.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades upon which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS -- continued
-------------------------------------------------------------------------------
(unaudited)

                                                                                CLASS C
                                                             ---------------------------------------------
                                                                                             SIX MONTHS
                                                                 YEAR ENDED DECEMBER 31,       ENDED
                                                                 ----------------------       JUNE 30,
                                                                   1995          1996           1997
                                                                   ----          ----        ---------
Net Asset Value, Beginning of Period ......................       $11.24        $13.05         $13.82
                                                                  ------        ------         ------
Income From Investment Operations
Net Investment Income .....................................         0.35          0.29           0.09
Net Realized and Unrealized Gain (Loss) on
  Investments .............................................         2.44          1.73           1.15
                                                                  ------        ------         ------
Total From Investment Operations ..........................         2.79          2.02           1.24
                                                                  ------        ------         ------
Less Distributions
Dividends From Net Investment Income ......................        (0.34)        (0.30)         (0.11)
Distributions From Net Realized Capital Gains .............        (0.64)        (0.95)          0.00
                                                                  ------        ------         ------
Total Distributions .......................................        (0.98)        (1.25)         (0.11)
                                                                  ------        ------         ------
Net Asset Value, End of Period ............................       $13.05        $13.82         $14.95
                                                                  ======        ======         ======
Total Return (%) (b) ......................................         25.2          16.2            9.0
Ratio of Operating Expenses to Average Net Assets (%) .....         2.11          2.08           2.08(a)
Ratio of Net Investment Income to Average Net Assets (%) ..         2.62          2.04           1.46(a)
Portfolio Turnover Rate (%) ...............................           54            70             56(a)
Average Commission Rate (c) ...............................           --       $0.0577        $0.0592
Net Assets, End of Period (000) ...........................         $718        $2,538         $3,648

(a) Computed on an annualized basis.
(b) Periods less than one year are not annualized.
(c) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades upon which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                       FINANCIAL HIGHLIGHTS -- continued
-------------------------------------------------------------------------------
(unaudited)

                                                                   CLASS Y
                                          -------------------------------------------------------
                                           MARCH 8(a)                                  SIX MONTHS
                                            THROUGH         YEAR ENDED DECEMBER 31,       ENDED
                                          DECEMBER 31,     -------------------------     JUNE 30,
                                             1994            1995           1996          1997
                                          -----------        ----           ----       ----------
Net Asset Value, Beginning
  of Period ...........................     $12.20          $11.27        $13.15        $13.95
                                            ------          ------        ------        ------
Income From Investment Operations
Net Investment Income ................        0.38            0.46          0.44          0.18
Net Realized and Unrealized
  Gain (Loss) on Investments .........       (0.72)           2.51          1.76          1.17
                                             -----           -----         -----         -----
Total From Investment Operations .....       (0.34)           2.97          2.20          1.35
                                            ------          ------        ------        ------
Less Distributions
Dividends From Net Investment Income .       (0.38)          (0.45)        (0.45)        (0.19)
Distributions From Net Realized
  Capital Gains ......................       (0.21)          (0.64)        (0.95)         0.00
                                             -----           -----         -----         -----
Total Distributions ..................       (0.59)          (1.09)        (1.40)        (0.19)
                                            ------          ------        ------        ------
Net Asset Value, End of Period .......      $11.27          $13.15        $13.95        $15.11
                                            ======          ======        ======        ======
Total Return (%) (c) .................        (2.8)           26.8          17.6           9.7
Ratio of Operating Expenses to
  Average Net Assets (%) .............        0.99(b)         1.11          0.88          0.90(b)
Ratio of Net Investment Income
  to Average Net Assets (%) ..........        3.69(b)         3.62          3.24          2.64(b)
Portfolio Turnover Rate (%) ..........          36              54            70            56(b)
Average Commission Rate (d) ..........          --              --       $0.0577       $0.0592
Net Assets, End of Period (000) ......     $39,183         $59,411       $77,665       $89,551

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) Periods less than one year are not computed on an annualized basis.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades upon which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.

                 See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
June 30, 1997
(unaudited)

1. The Fund is a Series of New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The Fund offers Class A, Class B, Class C and Class Y shares. The Fund commenced its public offering of Class B shares on September 13, 1993, of Class C shares on December 30, 1994 and of its Class Y shares on March 8, 1994. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased prior to May 1, 1997). Class C shares do not pay a front end or contingent deferred sales charge and do not convert to any other class of shares, but they do pay a higher ongoing distribution fee than Class A shares. Class Y shares do not pay a front end sales charge, a contingent deferred sales charge or distribution fees. They are intended for institutional investors with a minimum of $1,000,000 to invest. Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished by a pricing service, selected by the Fund's adviser as authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates value.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income for the Fund is increased by the accretion of discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. Permanent book and tax differences are primarily due to differing treatments for mortgage backed securities, real estate limited partnership investments and market discount transactions.

E. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. The Fund's subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2. PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the Fund for the six months ended June 30, 1997 were as follows:

             PURCHASES                                SALES
  -------------------------------         ------------------------------
  U.S. GOVERNMENT        OTHER            U.S. GOVERNMENT       OTHER
  ---------------     -----------         ---------------    -----------
    $14,405,472       $90,334,070           $29,308,698      $73,197,149

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays management fees to its investment adviser, New England Funds Management L.P. ("NEFM") at the annual rate of 0.75% of the first $200 million of the Fund's average daily net assets, 0.70% of the next $300 million and 0.65% of such assets in excess of $500 million. NEFM pays the Fund's investment subadviser, Loomis Sayles & Company, L.P. at the rate of 0.535% of the first $200 million of the Fund's average daily net assets, 0.350% of the next $300 million and 0.300% of such assets in excess of $500 million. Certain officers and directors of NEFM are also officers or trustees of the Fund. NEFM and Loomis Sayles & Company, L.P. are wholly owned subsidiaries of New England Investment Companies, L.P., ("NEIC") which is a subsidiary of Metropolitan Life Insurance Company ("Met Life"). Fees earned by NEFM and Loomis Sayles & Company, L.P. under the management agreement in effect during the six months ended June 30,1997 are as follows:

     FEES EARNED
     -----------
      $505,087                    New England Funds Management, L.P.
      $822,455                    Loomis Sayles & Company, L.P.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds, L.P. ("New England Funds"), the Fund's distributor, is a wholly owned subsidiary of NEIC and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the six months ended June 30, 1997 these expenses amounted to $34,015 and are shown separately in the financial statements as accounting and administrative.

C. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent for the Fund. For the six months ended June 30, 1997, the Fund paid New England Funds $242,580 as compensation for its services in that capacity.

D. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A Shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by the New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1997, the Fund paid New England Funds $272,728 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward at June 30, 1997 is $2,041,399.

Under the Class B and Class C Plans, the Fund pays New England Funds monthly service fees at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1997, the Fund paid New England Funds $77,313 and $3,762 in service fees under the Class B and Class C plans, respectively.

Also under the Class B and Class C Plan, the Fund pays New England Funds a monthly distribution fee at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the six months ended June 30, 1997, the Fund paid New England Funds $231,939 and $11,285 in distribution fees under the Class B and Class C plans, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the six months ended June 30, 1997 amounted to $348,463.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of NEFM, New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

      Annual Retainer                             $2,100
      Meeting Fee                                 $114/meeting
      Committee Meeting Fee                       $68/meeting
      Committee Chairman Retainer                 $151/year

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund on the normal payment date.

4. CAPITAL SHARES. At June 30, 1997 there was an unlimited number of shares of beneficial interest authorized, divided into four classes, Class A, Class B, Class C and Class Y capital stock. Transactions in capital shares were as follows:

                                                   YEAR ENDED                       SIX MONTHS ENDED
                                                DECEMBER 31, 1996                     JUNE 30, 1997
                                           ----------------------------       -----------------------------
CLASS A                                     SHARES           AMOUNT             SHARES            AMOUNT
                                           ---------      -------------       ----------      -------------
Shares sold ........................       2,042,042      $  27,474,652          987,486      $  14,032,224
Shares issued in connection with
  the reinvestment of:
  Dividends from net investment
    income .........................         422,784          5,671,048          155,040          2,269,260
  Distributions from net realized
    gain ...........................       1,028,876         13,651,501                0                  0
                                          ----------      -------------        ---------       ------------
                                           3,493,702         46,797,201        1,142,526         16,301,484
Shares repurchased .................      (2,688,513)       (36,228,573)      (1,869,674)       (26,602,039)
                                          ----------      -------------       ----------       -------------
Net increase (decrease) ............         805,189      $  10,568,628         (727,148)      $(10,300,555)
                                          ----------      -------------       ----------       -------------

                                                   YEAR ENDED                       SIX MONTHS ENDED
                                                DECEMBER 31, 1996                     JUNE 30, 1997
                                          -----------------------------       -----------------------------
CLASS B                                     SHARES            AMOUNT            SHARES            AMOUNT
                                          ----------      -------------       ----------      -------------
Shares sold ........................       1,210,684      $  16,217,164          714,794       $ 10,144,351
Shares issued in connection with
  the reinvestment of:
  Dividends from net investment
    income .........................          78,261          1,044,705           31,489            458,330
  Distributions from net realized
    gain ...........................         265,769          3,505,614                0                  0
                                          ----------      -------------       ----------       ------------
                                           1,554,714         20,767,483          746,283         10,602,681
Shares repurchased .................        (428,641)        (5,756,244)        (348,576)        (4,939,867)
                                          ----------      -------------       ----------       ------------
Net increase .......................       1,126,073      $  15,011,239          397,707       $  5,662,814
                                          ----------      -------------       ----------       ------------

                                                    YEAR ENDED                       SIX MONTHS ENDED
                                                DECEMBER 31, 1996                     JUNE 30, 1997
                                           ----------------------------       -----------------------------
CLASS C                                     SHARES            AMOUNT            SHARES            AMOUNT
                                           ---------       ------------       ----------         ----------
Shares sold ........................         139,602       $  1,870,733           69,681         $  986,319
Shares issued in connection with
  the reinvestment of:
  Dividends from net investment
    income .........................           2,512             33,499            1,513             21,963
  Distributions from net realized
    gain ...........................          10,413            137,144                0                  0
                                           ---------       ------------       ----------         ----------
                                             152,527          2,041,376           71,194          1,008,282
Shares repurchased .................         (23,905)          (318,332)         (10,849)          (153,379)
                                           ---------       ------------       ----------         ----------
Net increase .......................         128,622       $  1,723,044           60,345         $  854,903
                                           ---------       ------------       ----------         ----------

                                                    YEAR ENDED                       SIX MONTHS ENDED
                                                DECEMBER 31, 1996                      JUNE 30, 1997
                                           ----------------------------       -----------------------------
CLASS Y                                     SHARES            AMOUNT            SHARES            AMOUNT
                                           ---------      -------------       ----------      -------------
Shares sold ........................       1,301,205       $ 17,576,774        1,086,053       $ 15,491,130
Shares issued in connection with
  the reinvestment of:
  Dividends from net investment
    income .........................         171,746          2,306,879           77,265          1,132,175
  Distributions from net realized
    gain ...........................         366,945          4,878,050                0                  0
                                           ---------        -----------       ----------       ------------
                                           1,839,896         24,761,703        1,163,318         16,623,305
Shares repurchased .................        (789,611)       (10,681,214)        (803,161)       (11,556,963)
                                           ---------        -----------       ----------       -------------
Net increase .......................       1,050,285         14,080,489          360,157          5,066,342
                                           ---------        -----------       ----------       ------------
Increase derived from capital shares
  transactions .....................       3,110,169        $41,383,400           91,061       $  1,283,504
                                           =========        ===========       ==========       ============

                          NEW ENGLAND BALANCED FUND
                            NEW ENGLAND VALUE FUND
                       SUPPLEMENT DATED AUGUST 1, 1997
  TO NEW ENGLAND STOCK FUNDS CLASSES A, B AND C PROSPECTUS DATED MAY 1, 1997
                AND NEW ENGLAND STOCK FUNDS CLASS Y PROSPECTUS
              DATED MAY 1, 1997 (AS SUPPLEMENTED JULY 28, 1997)

THE FOLLOWING INFORMATION SUPPLEMENTS THE SECOND PARAGRAPH IN THE "FUND MANAGEMENT" SECTION:

Carol C. McMurtrie, Tricia H. Mills and (beginning in August 1997) Roderic Dillon are the portfolio managers of the Value Fund. Ms. McMurtrie and Ms. Mills have served in that capacity since 1993. Ms. McMurtrie, Ms. Mills and (beginning in August 1997) Mr. Dillon are also the portfolio managers of the equity portion of the Balanced Fund and are responsible for allocating the assets of the Balanced Fund between equity and fixed-income securities. Ms. McMurtrie and Ms. Mills have served in these capacities since July 1997. The portfolio management team for the fixed-income portion of the Balanced Fund consists of Meri Anne Beck, John Hyll and Barr Segal, who have had portfolio management responsibility for the Fund's fixed-income investments since 1990, 1994 and 1996, respectively. Messrs. Dillon, Hyll and Segal are Vice Presidents of Loomis Sayles. Mr. Hyll has been employed by Loomis Sayles for more than five years. Mr. Segal was a Senior Portfolio Manager at TCW Group before joining Loomis Sayles in 1996. Mr. Dillon rejoins Loomis Sayles in August 1997 following several years as principal of Dillon Capital Management.

                                              GLOSSARY FOR MUTUAL FUND INVESTORS
-------------------------------------------------------------------------------

TOTAL RETURN - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

INCOME DISTRIBUTIONS - Payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

CAPITAL GAINS DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year.

PRICE/EARNINGS RATIO - Current market price of a stock divided by its earnings per share. Also known as the "multiple," the price/earnings ratio gives investors an idea of how much they are paying for a company's earning power and is a useful tool for evaluating the costs of different issues.

GROWTH INVESTING - An investment style that emphasizes companies with strong earnings growth. Growth investing is generally considered more aggressive than "value" investing.

VALUE INVESTING - A relatively conservative investment approach that focuses on companies that may be temporarily out of favor or whose earnings or assets aren't fully reflected in their stock prices. Value stocks will tend to have a lower price/earnings ratio than that of growth stocks.

STANDARD & POOR'S 500(R) - Market value-weighted index showing the change in aggregate market value of 500 stocks relative to the base period of 1941-1943. It is composed mostly of companies listed on the New York Stock Exchange.

-------------------------------------------------------------------------------
                                NEW ENGLAND FUNDS
-------------------------------------------------------------------------------

                                   STOCK FUNDS

                               Star Small Cap Fund
                                   Growth Fund
                               Star Advisers Fund
                               Capital Growth Fund
                            Growth Opportunities Fund
                                   Value Fund
                                  Balanced Fund

                            INTERNATIONAL STOCK FUNDS

                            International Equity Fund
                               Star Worldwide Fund

                                   BOND FUNDS

                                High Income Fund
                              Strategic Income Fund
                                Bond Income Fund
                           Government Securities Fund
                        Limited Term U.S. Government Fund
                      Adjustable Rate U.S. Government Fund

                                TAX EXEMPT FUNDS

                              Municipal Income Fund
                       Massachusetts Tax Free Income Fund
                  Intermediate Term Tax Free Fund of California
                   Intermediate Term Tax Free Fund of New York

                               MONEY MARKET FUNDS
                              Cash Management Trust
                             -- Money Market Series
                            -- U.S. Government Series
                          Tax Exempt Money Market Trust

                    To learn more, and for a free prospectus,
                     contact your financial representative.

              Visit our World Wide Web site at www.mutualfunds.com

                      New England Funds, L.P., Distributor
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

   This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest.
    Investors are advised to read the prospectus carefully before investing.

                                                              --------------
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        Where The Best Minds Meet(R)                               PAID
                                                               BROCKTON, MA
                                                              PERMIT NO. 770
                                                              --------------


            ---------------------
             399 Boylston Street

            Boston, Massachusetts

                    02116
            ---------------------



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        [Logo]                   [Logo]
        QUALITY                  QUALITY
    TESTED SERVICE           TESTED SERVICE
         1995                     1996
---------------------    ---------------------
        DALBAR                   DALBAR
HONORS COMMITMENT TO:    HONORS COMMITMENT TO:
      INVESTORS                INVESTORS
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                  BL58-0697

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